Basis of Presentation and Significant Accounting Policies - Professional Liability Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Professional Malpractice Liability Insurance
Description Of Business And Significant Accounting Policies [Line Items]
Malpractice insurance, coverage per claim	$ 1.0	$ 1.0
Malpractice insurance, limit per policy period	3.0	$ 3.0
Directors and Officers Liability Insurance
Description Of Business And Significant Accounting Policies [Line Items]
Malpractice insurance, coverage per claim	2.0
Malpractice insurance, limit per policy period	$ 4.0